Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended												6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 861,272	$ 768,031	$ 733,457	$ 688,293	$ 811,443		$ 705,424		$ 707,113		$ 633,511			$ 3,051,053	$ 2,857,491	$ 2,991,693
Gross profit	227,839	200,583	186,795	164,133	180,121		172,805		157,416		130,014			779,350	640,356	729,620
Net income (loss)	34,057	34,955	43,131	4,876	(38,584)		(20,204)		(103,852)		(13,882)			117,019	(176,522)	79,545
Net (loss) income attributable to noncontrolling interests	4,101	1,935	1,496	(4,930)	2,850		1,486		1,183		(436)			2,602	5,083	5,942
Net (loss) income attributable to Diebold, Incorporated	$ 29,956	$ 33,020	$ 41,635	$ 9,806	$ (41,434)		$ (21,690)		$ (105,035)		$ (13,446)			$ 114,417	$ (181,605)	$ 73,603
Basic earnings (loss) per share
Net (loss) income attributable to Diebold, Incorporated (USD per share)	$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ (0.65)		$ (0.34)		$ (1.65)		$ (0.21)			$ 1.77	$ (2.85)	$ 1.17
Diluted earnings (loss) per share
Net (loss) income attributable to Diebold, Incorporated	$ 0.46	$ 0.51	$ 0.64	$ 0.15	$ (0.65)		$ (0.34)		$ (1.65)		$ (0.21)			$ 1.76	$ (2.85)	$ 1.15
Basic weighted-average shares outstanding (shares)	64,631	64,615	64,588	64,254	63,928		63,825		63,700		63,311			64,530	63,659	63,061
Diluted weighted-average shares outstanding (shares)	65,380	65,293	65,224	64,809	63,928	[1]	63,825	[1]	63,700	[1]	63,311	[1]		65,154	63,659	63,914
Incremental shares, excluded from dilutive calculation, due to resulting in operating loss					508		479		447		659				545
Gain (loss) on disposal														$ 13,709
Payments to Acquire Businesses, Gross														13,000
Undistributed earnings	$ 14,346				$ 27,766				$ 42,838				$ 42,838	14,346	$ 27,766
Valuation allowance	$ 87,959				87,773				$ 39,130				39,130	87,959	87,773
Impairment loss							$ 70,000							$ 0	70,000
Pension Benefits
Diluted earnings (loss) per share
Settlements					(35,611)
FCPA
Diluted earnings (loss) per share
Loss in period															28,000	$ 16,750
Securities Action
Diluted earnings (loss) per share
Loss in period													$ 17,500		$ 17,245
Voluntary Early Retirement Program [Member] | Pension Benefits
Diluted earnings (loss) per share
Pension Expense					$ (67,593)

[1]	Incremental shares of 659 thousand, 447 thousand, 479 thousand and 508 thousand were excluded from the computation of diluted EPS for the first, second, third and fourth quarter of 2013 because their effect is anti-dilutive due to the loss from continuing operations.